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January 15, 2008

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Phoenix Equity Trust

(Phoenix Value Opportunities Fund)

-Registration Statement on Form N-14

CIK 0000034273

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations thereunder, enclosed for filing electronically is the Registration Statement on Form N-14 of Phoenix Equity Trust (the “Trust”). This filing relates to the acquisition of the assets of Phoenix Focused Value Fund, a series of Phoenix Adviser Trust, by and in exchange for shares of Phoenix Value Opportunities Fund, a series of the Trust.

Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1227.

Very truly yours,

/s/ Arie Heijkoop, Jr.
Arie Heijkoop, Jr.

Enclosures

cc:	Kevin J. Carr, Esq.
Ann Flood